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                                The Acacia Group
                              National Headquarters
                              7315 Wisconsin Avenue
                            Bethesda, Maryland 20814
                                 (301) 280-1000

June 16, 1998


VIA EDGAR Transmission

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re: Acacia National Variable Life Insurance Separate Account I Rule 497(j) Certification
         File Nos. 33-90208 and 811-08998

Dear Ladies and Gentlemen:

In lieu of filing the form of  Prospectus  for  Acacia  National  Variable  Life
Insurance Separate Account I ("Separate Account I") pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the "1933 Act"), Acacia National Life Insurance Company, on behalf of Separate Account I, hereby certifies that:

          (1) the form of Prospectus that would have been filed under Rule 497(c) would not have differed from that contained in the post-effective amendment no. 4 to Separate Account I's registration statement on Form S-6 under the 1933 Act; and

          (2) the text of post-effective amendment no. 4 was filed with the Securities and Exchange Commission electronically on May 1, 1998.

If you have any question regarding the foregoing, please contact the undersigned at (301) 280-1034.

Sincerely,

/s/ Ellen Jane Abromson
Ellen Jane Abromson
2nd Vice President and
 Associate Counsel




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